Annual Total Returns[BarChart] - Invesco China Technology ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(23.14%)	8.78%	59.68%	0.19%	6.77%	(0.07%)	72.54%	(34.21%)	32.46%	58.33%